Income taxes (Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 6,256
Additional based on tax positions related to prior years	2,810
Reduction based on tax positions related to prior years	0
Lapse of statute of limitations	(656)
Ending Balance	8,410
Deferred tax benefits on uncertain tax position related to U.S. and non-U.S. income tax	0
Net balance at December 31, 2015	8,410
Decrease in unrecognized tax benefits is reasonably possible	2,200
Accrued interest and penalties	$ 400	$ 200